FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Financial assets	$ 112,855	$ 128,223
Disclosure of financial liabilities [abstract]
Financial liabilities	144,206	154,280
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost	143,339	171,117
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	0	(16,975)
Financial liabilities	143,339	154,142
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost (2017: Loans and receivables)	112,855	163,600
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	0	(35,500)
Financial assets	112,855	128,100
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets	0	123
Disclosure of financial liabilities [abstract]
Financial liabilities	$ 867	$ 138